FINANCIAL INSTRUMENTS - Company's financial instruments according to the fair value hierarchy (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value	$ 0
Investments | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,596,592	$ 7,501,155
Financial assets fair value	3,596,592	7,501,155
Secured notes | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,454,300
Financial assets fair value	2,454,300
Level 1 | Investments | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value	3,408,092	7,474,287
Level 2 | Investments | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value	188,500	$ 26,868
Level 2 | Secured notes | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value	$ 2,454,300